Segment and Geographic Information - Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 4,007.0	$ 3,233.0	$ 2,679.0
Staff costs: Share-based compensation cost (equity settled)	(820.0)	(1,070.0)	(326.0)
Depreciation	(95.9)	(76.0)	(77.2)
Other non-staff costs	5.0	(80.0)	(49.0)
Operating income (loss)	831.0	111.0	671.0
Income (loss) from equity investments, net	(237.0)	(20.0)	(45.0)
Interest income, net	116.0	110.0	42.0
Other non-operating income (loss), net	10.0	11.0	3.0
Income (loss) before income taxes	720.0	212.0	671.0
Income tax benefit (expense)	72.0	93.8	(146.8)
Net income (loss)	792.0	306.0	524.0
Reportable Segment
Segment Reporting Information [Line Items]
Revenue	4,007.0	3,233.0	2,679.0
Staff costs: Salaries, bonuses and benefits	(1,320.0)	(1,300.0)	(1,369.0)
Staff costs: Share-based compensation cost (equity settled)	(820.0)	(1,037.0)	(60.0)
Staff costs: Employer taxes related to SBC	(224.0)	(176.0)	0.0
Project materials costs, third-party fees paid to consultants, information technology, R&D expenses (excluding employee-related expense), accounting and legal professional services fees, advertising expenses, and other corporate-related expenses	(634.0)	(367.0)	(360.0)
Amortization	(87.0)	(86.0)	(93.0)
Depreciation	(96.0)	(76.0)	(77.0)
Operating income (loss)	$ 831.0	$ 111.0	$ 671.0
Operating margin	21.00%	3.00%	25.00%
Income (loss) from equity investments, net	$ (237.0)	$ (20.0)	$ (45.0)
Interest income, net	116.0	110.0	42.0
Other non-operating income (loss), net	10.0	11.0	3.0
Income (loss) before income taxes	720.0	212.0	671.0
Income tax benefit (expense)	72.0	94.0	(147.0)
Net income (loss)	792.0	306.0	524.0
License and Other Revenue
Segment Reporting Information [Line Items]
Revenue	1,839.0	1,431.0	1,004.0
License and Other Revenue | Reportable Segment
Segment Reporting Information [Line Items]
Revenue	1,839.0	1,431.0	1,004.0
Royalty Revenue
Segment Reporting Information [Line Items]
Revenue	2,168.0	1,802.0	1,675.0
Royalty Revenue | Reportable Segment
Segment Reporting Information [Line Items]
Revenue	$ 2,168.0	$ 1,802.0	$ 1,675.0